FINANCIAL INSTRUMENTS - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Property, plant and equipment	$ (9.8)	$ (16.6)
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(34.0)	(11.5)
Reclassification adjustments on cash flow hedges, net of tax	18.8	6.7
Realized hedge (gain) loss reclassified from cash flow hedge reserve	(43.8)	(28.1)
Discontinued operations
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	15.2	4.8
Revenues
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(0.8)	(2.5)
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	19.0	6.0
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	0.6	2.6
Other Expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 0.0	$ 0.6